Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,008	$ 2,055
Restricted cash	885	941
Accounts and notes receivable, net	9,514	8,811
Inventories, net	3,734	3,662
Deferred income taxes	659	645
Prepayments and other	560	1,013
Total current assets	21,592	21,243
Long-term receivables	6,654	5,680
Property, plant and equipment, net	2,220	1,936
Investments in unconsolidated subsidiaries and affiliates	345	506
Equipment on operating leases, net	767	666
Goodwill	2,416	2,413
Other intangible assets, net	653	671
Other assets	779	978
Total	35,426	34,093
Current Liabilities:
Current maturities of long-term debt	4,132	4,412
Current maturities of long-term debt-other	4,110	4,191
Short-term debt	3,797	4,072
Short-term debt-other	3,484	3,747
Accounts payable	2,821	2,952
Accrued liabilities	3,729	3,923
Total current liabilities	14,479	15,359
Long-term debt	10,134	8,626
Long-term debt-other	10,112	8,533
Pension, postretirement and other post employment benefits	1,826	1,713
Other liabilities	346	466
Redeemable Noncontrolling Interest	7	5
Equity:
Common shares, Euro 2.25 par value;	77	603
Paid-in capital	6,420	6,299
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)
Retained earnings	315	1,597
Special reserve for Class B common shares	2,119
Accumulated other comprehensive loss	(884)	(630)
Noncontrolling interests	62	63
Total equity	8,634	7,924
Total	35,426	34,093
Common shares B
Equity:
Common shares, Euro 2.25 par value;	533
Special reserve for Class B common shares	2,119
Variable Interest Entity
Current Assets:
Restricted cash	881	899
Accounts and notes receivable, net	4,923	4,583
Long-term receivables	4,999	4,254
Equipment on operating leases, net	125	94
Total	10,928	9,830
Current Liabilities:
Current maturities of long-term debt-other	1,982	2,779
Short-term debt-other	3,013	2,302
Long-term debt-other	5,344	3,732
Total Liabilities	10,339	8,813
Fiat Industrial subsidiaries
Current Assets:
Deposits in Fiat Industrial subsidiaries' cash management pools	4,232	4,116
Current Liabilities:
Current maturities of long-term debt	22	221
Short-term debt	313	325
Long-term debt	$ 22	$ 93